                      SUPPLEMENT DATED JUNE 1, 2007 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                              DATED JULY 31, 2006
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                            VAN KAMPEN LEADERS FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND,
             EACH AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2006
                            VAN KAMPEN UTILITY FUND
     AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2006 AND NOVEMBER 22, 2006

                            DATED SEPTEMBER 22, 2006
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                 VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
                   VAN KAMPEN ASSET ALLOCATION MODERATE FUND
                    VAN KAMPEN ASSET ALLOCATION GROWTH FUND

                            DATED SEPTEMBER 29, 2006
                            VAN KAMPEN RESERVE FUND

                             DATED OCTOBER 20, 2006
                              VAN KAMPEN PACE FUND
                         VAN KAMPEN TAX FREE MONEY FUND
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND

                            DATED DECEMBER 29, 2006
                        VAN KAMPEN STRATEGIC GROWTH FUND
                         VAN KAMPEN CORPORATE BOND FUND
                           VAN KAMPEN HIGH YIELD FUND

                           VAN KAMPEN EQUITY TRUST II
                        ON BEHALF OF EACH OF ITS SERIES,
                      VAN KAMPEN AMERICAN FRANCHISE FUND,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 2, 2007
                     VAN KAMPEN EQUITY PREMIUM INCOME FUND
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
                      VAN KAMPEN INTERNATIONAL GROWTH FUND
                           VAN KAMPEN TECHNOLOGY FUND

                             DATED JANUARY 22, 2007
                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN CORE PLUS FIXED INCOME FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 25, 2007

                             DATED JANUARY 31, 2007
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                           VAN KAMPEN TAX FREE TRUST,

                        ON BEHALF OF EACH OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

                              DATED MARCH 1, 2007
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

                              DATED MARCH 30, 2007
                       VAN KAMPEN GROWTH AND INCOME FUND
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

                              DATED APRIL 30, 2007
                            VAN KAMPEN COMSTOCK FUND
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                       VAN KAMPEN EQUITY AND INCOME FUND
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND
                       VAN KAMPEN LIFE INVESTMENT TRUST,
                      ON BEHALF OF EACH OF ITS PORTFOLIOS,
                          AGGRESSIVE GROWTH PORTFOLIO
                               COMSTOCK PORTFOLIO
                              ENTERPRISE PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO
                           STRATEGIC GROWTH PORTFOLIO

The Statement of Additional Information is supplemented as follows:

     In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, effective June 4, 2007, Stuart N. Schuldt replaces James W. Garrett as follows:

Stuart N. Schuldt (45)  Chief Financial  Officer     Executive Director of Morgan Stanley
1 Parkview Plaza        Officer and      since 2007  Investment Management since June 2007.
Oakbrook Terrace, IL    Treasurer                    Chief Financial Officer and Treasurer of
60181                                                the funds in the Fund Complex since June
                                                     2007. Prior to June 2007, Senior Vice
                                                     President of Northern Trust Company,
                                                     Treasurer and Principal Financial Officer
                                                     for Northern Trust U.S. mutual fund
                                                     complex.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  TRUSPTSAI 6/07